Note 16 - Warrants (Details Textual) $ / shares in Units, $ in Millions							12 Months Ended
		Jun. 14, 2024 USD ($) $ / shares shares	Jun. 08, 2023 USD ($) $ / shares shares	Jan. 06, 2023	Aug. 11, 2022 $ / shares shares	Mar. 07, 2022 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 $ / shares shares		Dec. 31, 2022 $ / shares	Oct. 25, 2022 $ / shares	Jan. 26, 2022 USD ($) $ / shares
Proceeds from Warrant Exercises | $							$ 3.5
Class of Warrant or Right, Issued During Period (in shares)	[1]						1,806,434
Class of Warrant or Right, Outstanding (in shares)							6,075,880 [2]	6,538,052	[3]
Class of Warrant or Right, Exercised During Period (in shares)							2,247,648
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio				20
Pre-Funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			430,217
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 0.0001		$ 0.02
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)			1
Tranche A Common Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			2,173,912
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 3.18
Warrants and Rights Outstanding, Term (Year)			5 years
Class of Warrant or Right, Expiration, Period After Threshold is Met (Day)			30 days
Class of Warrant or Right, Expiration, Threshold Percentage of Exercise Price			200.00%
Class of Warrant or Right, Expiration, Threshold Consecutive Trading Days (Day)			40 days
Tranche B Common Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			2,173,912
Proceeds from Warrant Exercises | $		$ 3.5
Stock Issued During Period, Shares, Warrants Exercised (in shares)		367,478
Class of Warrant or Right, Exercised During Period (in shares)							1,806,434
Common Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 1.59
Common Warrants Exchanged for PreFunded Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 1.5899
Securities Purchase Agreement Warrants [Member]
Warrants and Rights Outstanding | $			$ 5.0
Payments of Stock Issuance Costs | $			$ 0.6
Tranche B Pre-Funded Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 0.0001
Warrants and Rights Outstanding | $		$ 5.1
Class of Warrant or Right, Issued During Period (in shares)		1,806,434					1,806,434
August 2022 Prefunded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)					87,500
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares					$ 0.02
August 2022 Common Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)					1,265,547
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares					$ 8.6			$ 2.32		$ 3.3
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)					1
Warrants and Rights Outstanding, Term (Year)					5 years
Class of Warrant or Right, Adjustment Price, Number of Lowest Trading Days (Day)				5 years	5 days
Class of Warrant or Right, Adjusted Price, Consecutive Trading Days (Day)				20 years	20 days
Class of Warrant or Right, Adjusted Price, Period After Event (Day)					16 days
August 2022 Common Warrants [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares					$ 2.32
August 2022 Common Warrants [Member] | Maximum [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)					2,325,581
March 2022 Prefunded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)						151,500
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares						$ 0.002
March 2022 Common Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)						333,300
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares						$ 26
March 2022 Common and Prefunded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)						1.1
Warrants and Rights Outstanding, Term (Year)						5 years
Warrants and Rights Outstanding | $						$ 2.8
Class of Warrant or Right, Exercisable Period (Month)						6 months
Avenue Capital Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares						$ 24.2					$ 8.6	$ 24.2
Warrants and Rights Outstanding | $												$ 0.6
Liability Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)							3,821,115	6,068,763
Liability Pre-Funded Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)							430,217	430,217
Equity Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)							18,114	39,072
Liability Tranche B Prefunded Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)							1,806,434
Securities Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)			1,743,695
Proceeds from Issuance or Sale of Equity | $			$ 4.0
Proceeds from Issuance or Sale of Equity, Net | $			$ 3.4
The March 2022 Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)						151,500
Proceeds from Issuance or Sale of Equity | $						$ 7.6
Payments of Stock Issuance Costs | $						$ 0.8

[1]	The warrants issued during fiscal 2024 were a result of 1,806,434 Tranche B Warrants being exercise to 1,806,434 Tranche B Pre-Funded Warrants.
[2]	The number of warrants outstanding as of June 30, 2024, is comprised of 3,821,115 liability classified warrants, 430,217 liability classified June 2023 Pre-Funded Warrants, 1,806,434 liability classified Tranche B Pre-Funded Warrants and 18,114 equity classified warrants.
[3]	The number of warrants outstanding as of June 30, 2023, is comprised of 6,068,763 liability classified warrants, 430,217 liability classified June 2023 Pre-Funded Warrants and 39,072 equity classified warrants.